Document And Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	MindForge Inc.
Entity Central Index Key	0001888525
Entity File Number	001-41987
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Zhongguan Science and Technology Park
Entity Address, Address Line Two	No. 1 Linkong Er Road
Entity Address, Address Line Three	Shunyi District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A ordinary shares, par value $0.04 per share
Trading Symbol	MF
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,331,681
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	306,383
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jian Chen
Contact Personnel Email Address	yunying001@u-bx.com
Entity Address, Address Line One	Zhongguan Science and Technology Park
Entity Address, Address Line Two	No. 1 Linkong Er Road
Entity Address, Address Line Three	Shunyi District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
City Area Code	+86
Local Phone Number	100651-20297